Related-Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related-Party Transactions
16. Related-Party Transactions
One of our subsidiaries had amounts due to the seller of the subsidiary, in a prior transaction unrelated to the merger with UpHealth Holdings, representing contingent consideration, accrued interest, and accrued preferred dividends totaling $4.2 million. The amount was paid in full during the three months ended June 30, 2021.
The subsidiary also has a management agreement with a related party (our chief financial officer, who is the former shareholder and chairman of the subsidiary). Management fee expenses incurred were approximately none and $0.2 million for the years ended December 31, 2022 and 2021. There were no unpaid management fees as of December 31, 2022 and 2021.
The consulting firm noted in Note 10,
Debt
, is a related party through an officer of the Company, who is also a significant shareholder and a member of our board of directors.
See Note 10,
Debt
, for related party long-term debt.
See Note 19,
Commitments and Contingencies
, for leases with related parties.
We make guaranteed payments to related parties. Guaranteed payments aggregated $4.3 million and $5.3 million for the years ended December 31, 2022 and 2021, respectively. These amounts are presented in cost of revenues in the consolidated statement of operations. We had unpaid guaranteed payments of $0.5 million and $0.3 million as of December 31, 2022 and 2021, respectively, which is included in accrued liabilities on the consolidated balance sheets.
Due to and from related parties consisted of the following:

(In thousands)	December 31, 2022	December 31, 2021
Due from related parties	$14	$40
Due to related parties	$229	$47